Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (84,938)	$ (35,287)	$ (2,649)	$ (65,385)	$ (197,024)	$ (134,327)	$ (108,087)
Other comprehensive income (loss):
Foreign currency translation adjustment	(12)	92	(5)	36	141	131	(106)
Available-for-sale short-term investments:
Unrealized loss on short-term investments, net of tax		(23)		(23)	0	23	0
Reclassification to net income, net of tax					(23)	0	0
Other comprehensive (loss) income	(12)	69	(5)	13	118	154	(106)
Comprehensive loss	$ (84,950)	$ (35,218)	$ (2,654)	$ (65,372)	$ (196,906)	$ (134,173)	$ (108,193)